Derivative financial instruments - Summary of maturities of derivative assets and liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	$ 8,564	$ 6,454
Derivative liabilities held for trading	(7,578)	(5,574)
Currency derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	69	237
Derivative liabilities held for trading	(898)	(756)
Oil price derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	2,361	1,637
Derivative liabilities held for trading	(1,849)	(1,281)
Natural gas price derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	4,787	3,580
Derivative liabilities held for trading	(3,888)	(2,844)
Power price derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	1,240	885
Derivative liabilities held for trading	(943)	(693)
Other derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	107	115
Derivative liabilities held for trading	0	0
Within one year
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	3,837	3,008
Derivative liabilities held for trading	(3,290)	(2,522)
Within one year | Currency derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	48	186
Derivative liabilities held for trading	(299)	(92)
Within one year | Oil price derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	1,916	1,280
Derivative liabilities held for trading	(1,560)	(1,120)
Within one year | Natural gas price derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	1,333	1,122
Derivative liabilities held for trading	(1,030)	(973)
Within one year | Power price derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	540	420
Derivative liabilities held for trading	(401)	(337)
Within one year | Other derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	0	0
1-2 years
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	1,359	1,005
Derivative liabilities held for trading	(1,073)	(894)
1-2 years | Currency derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	12	31
Derivative liabilities held for trading	(71)	(232)
1-2 years | Oil price derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	363	177
Derivative liabilities held for trading	(232)	(118)
1-2 years | Natural gas price derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	708	609
Derivative liabilities held for trading	(557)	(410)
1-2 years | Power price derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	276	188
Derivative liabilities held for trading	(213)	(134)
1-2 years | Other derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	0	0
2-3 years
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	762	616
Derivative liabilities held for trading	(785)	(496)
2-3 years | Currency derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	9	8
Derivative liabilities held for trading	(256)	(66)
2-3 years | Oil price derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	53	99
Derivative liabilities held for trading	(43)	(33)
2-3 years | Natural gas price derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	542	428
Derivative liabilities held for trading	(391)	(334)
2-3 years | Power price derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	158	81
Derivative liabilities held for trading	(95)	(63)
2-3 years | Other derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	0	0
3-4 years
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	556	459
Derivative liabilities held for trading	(575)	(455)
3-4 years | Currency derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	0	5
Derivative liabilities held for trading	(171)	(188)
3-4 years | Oil price derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	25	66
Derivative liabilities held for trading	(12)	(4)
3-4 years | Natural gas price derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	452	328
Derivative liabilities held for trading	(338)	(224)
3-4 years | Power price derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	79	60
Derivative liabilities held for trading	(54)	(39)
3-4 years | Other derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	0	0
4-5 years
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	518	343
Derivative liabilities held for trading	(337)	(328)
4-5 years | Currency derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	0	3
Derivative liabilities held for trading	(3)	(99)
4-5 years | Oil price derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	4	14
Derivative liabilities held for trading	(2)	(6)
4-5 years | Natural gas price derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	352	288
Derivative liabilities held for trading	(285)	(194)
4-5 years | Power price derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	55	38
Derivative liabilities held for trading	(47)	(29)
4-5 years | Other derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	107	0
Over 5 years
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	1,532	1,023
Derivative liabilities held for trading	(1,518)	(879)
Over 5 years | Currency derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	0	4
Derivative liabilities held for trading	(98)	(79)
Over 5 years | Oil price derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	0	1
Derivative liabilities held for trading	0	0
Over 5 years | Natural gas price derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	1,400	805
Derivative liabilities held for trading	(1,287)	(709)
Over 5 years | Power price derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	132	98
Derivative liabilities held for trading	(133)	(91)
Over 5 years | Other derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	$ 0	$ 115